Working capital - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Summary of additional information about working capital [line items]
Trade receivables	£ 2,011	£ 2,155
Interest on borrowings	217	141
Accrued Discounts Related To Sales Recognized	561	613
Current contract liabilities	90	72
Supply chain financing facilities accounted as trade payables	(727)	(789)
Provision for employee deferred compensation plan	£ 51	49
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	14.00%
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	26.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	11.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	£ (293)	£ (353)